SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax at statutory rate 21%	$ (25,665)	$ (41,500)	$ (90,436)
State taxes	(6,722)	(10,869)	(23,686)
Change in valuation allowance	32,387	52,370	114,122
Income tax expense